Convertible Notes (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Apr. 12, 2021	Feb. 12, 2021	Jan. 08, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt Instrument, Unamortized Discount				$ 1,316,029
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number				2,737,500		1,631,250	1,631,250	1,500,000
Fair Value Adjustment of Warrants				$ 961,107
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%
Convertible Note Payable [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				1,000,000
Mr John Gray [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible Notes Payable			$ 500,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Debt Instrument, Maturity Date			Jan. 06, 2022
Debt Instrument, Convertible, Conversion Price			$ 0.50
Debt Instrument, Unamortized Discount			$ 30,000
Debt Conversion, Converted Instrument, Shares Issued		1,000,000
Investors [Member] | Securities Purchase Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible Notes Payable	$ 2,250,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date	Jan. 12, 2022
Debt Instrument, Convertible, Conversion Price	$ 3.00
Debt Instrument, Unamortized Discount	$ 250,000
[custom:OriginalIssueDiscountConvertiblePromissoryNotePercentage]	12.50%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	187,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.00
[custom:AdditionalWarrantsIssued]	93,750
Fair Value Adjustment of Warrants	$ 623,373
Warrants and Rights Outstanding, Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.089%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	190.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 810,633
Investors [Member] | Securities Purchase Agreement [Member] | Convertible Note Payable [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible Notes Payable	1,761,866
Investors [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible Notes Payable	488,134
Investors [Member] | Securities Purchase Agreement [Member] | Convertible Note And Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt Instrument, Unamortized Discount	$ 1,298,767